Stockholders’ Equity/(Deficit) - Schedule of RSU Activity (Details) - RSU [Member] - $ / shares	1 Months Ended	6 Months Ended	13 Months Ended
	May 31, 2024	Jun. 30, 2025	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Vested and Outstanding, Beginning Balance		245,439
Weighted Average Exercise Price Per Share, Vested and Outstanding, Beginning Balance		$ 10.93
Restricted Stock Units, Granted	2,500		11,064
Weighted Average Exercise Price Per Share, Granted	$ 157.89		$ 157.89
Restricted Stock Units, Settled		(2,772,939)
Weighted Average Exercise Price Per Share, Settled		$ 2.1
Restricted Stock Units, Forfeited/Canceled/Expired	(105,360)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired
Restricted Stock Units, Vested and Outstanding, Ending Balance
Weighted Average Exercise Price Per Share, Vested and Outstanding, Ending Balance
2024 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Granted		2,527,500
Weighted Average Exercise Price Per Share, Granted		$ 1.24